Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Schedule of Preferred Stock

As of March 31, 2026, preferred stock was made up of the following:

Series	Original Issue Price	Liquidation Preference/Share	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Common Stock Issuance Upon Conversion	Liquidation Preference
Series Seed	2.62	2.62	2,500,435	615,092	$1,525,824	615,092	$1,616,887
Series A	3.40	3.40	4,883,780	139,679	265,935	139,679	475,363
Series A-2	5.33	5.33	1,918,688	398,665	2,124,884	398,665	2,124,884
Series B-1	8.23	8.23	5,494,038	2,643,172	21,626,220	2,643,172	21,753,306
Series B-2	9.40	9.40	11,921	4,783	44,960	4,783	44,960
Series B-3	6.23	6.23	3,206,844	916,106	5,239,129	916,106	5,713,433
Series B-4	2.68	2.68	3,419,398	3,419,398	30,493,849	3,419,398	9,191,000
Series B-5	3.83	3.83	551,935	551,935	5,557,908	551,935	2,119,353
Total			21,987,039	8,688,830	$66,878,709	8,688,830	$43,039,186

As of September 30, 2025, preferred stock was made up of the following:

Series	Original Issue Price	Liquidation Preference/Share	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Common Stock Issuance Upon Conversion	Liquidation Preference
Series Seed	2.62	2.62	2,500,435	2,500,435	$6,481,810	2,500,435	$6,572,873
Series A	3.40	3.40	4,883,780	4,883,780	16,411,362	4,883,780	16,620,724
Series A-2	5.33	5.33	1,918,688	1,918,688	10,226,607	1,918,688	10,226,607
Series B-1	8.23	8.23	5,494,038	5,494,038	45,088,848	5,494,038	45,215,933
Series B-2	9.40	9.40	11,921	11,921	112,057	11,921	112,057
Series B-3	6.23	6.23	3,206,844	214,757	1,339,364	214,757	1,339,364
Series B-4	2.68	2.68	3,419,398	3,419,398	30,493,849	3,419,398	9,191,000
Series B-5	3.83	3.83	551,935	551,935	5,557,908	551,935	2,119,353
Total			21,987,039	18,994,952	$115,711,805	18,994,952	$91,397,911